SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
NOTE 18   -       SEGMENT INFORMATION

A.       General:

The Group applies IFRS 8 "Operating Segments" (Hereinafter: "IFRS 8"). IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segments and to assess their performance.

Since 2012, the Group's operating segment under IFRS 8 is only the import segment. The import segment earns its revenues from importing and marketing food products to retail chains and, supermarkets, among others.

During 2019, the company began to engage in the non-bank credit field (“credit extension activity”). This activity is executed and managed through W.F.D (Import, Marketing and Trading) a wholly-owned and controlled subsidiary of the Company. The activity is funded from the Group’s own resources and executed in parallel to the existing activity of importing, marketing and distributing food products.

Therefore, as from the first quarter of 2019, the Group operates in two reportable segments.

Each reportable segment is a separate business and strategic unit, since each separate segment requires a different operating and marketing policies.

The reportable segments derive their revenues mainly from the following activities:

•	Import – import, marketing and distribution of food products.

•	Non-bank credit – provision of loans to other corporations[1]

B.	Information about profit or loss, assets and labilities:

	Year ended December 31, 2019
	Import	Non-banking credit	Total
Segment income	394,707	930	395,637

Segment outcomes	46,554	742	47,296
Finance income			20,966
Finance expense			(3,016)

Profit before taxes on income			65,246

Other information:
Depreciation and amortization			(4,815)
Tax expense			(13,735)

Segment assets	517,220	20,015	537,235

Segment labilities	45,863	55	45,808

[1] Despite the fact that this segment did not meet the quantitative thresholds for classification of reportable segments, it was decided to disclose it separately due to the expansion of its activities and the expected increase in revenues.

C.	Revenues from the main customers of the Import segment:

The following is an analysis of the Group's customers who represent more than 10% of the total sales:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Customer A	55,373	50,439	50,053	16,103

Revenues from major groups of products that contributed 10% or more to the Group's total revenues in 2017-2019 are as follows:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Canned Vegetables and Pickles	63,674	57,333	53,839	18,424

Dairy and Dairy Substitute Products	154,303	116,083	102,372	44,648

Canned Fish	49,179	52,573	50,579	14,230

Cereals, rice and pastas	48,813	47,064	41,218	14,124

Non-banking credit	930	-	-	269

Other	78,738	65,192	63,970	22,783

	395,637	338,245	311,978	114,478